Business Combination and Goodwill (Tables)	6 Months Ended
Dec. 31, 2024
Business Combination and Goodwill [Abstract]
Schedule of Fair Values of the Identifiable Assets and Liabilities

The fair values of the identifiable assets and liabilities of Ace Vision Group as at the date of acquisition were as follows:

	Fair value recognized on acquisition
	2025
	HKD	US$
Account Receivables	$100,000	$12,874
Cash	88,076	11,339
Accounts payables	(30,000)	(3,862)
Tax payable	(21,703)	(2,794)
Other payables	(27,300)	(3,515)
Foreign exchange difference	-	468
Total identifiable net assets at fair value	$109,073	$14,510
Goodwill	6,101,447	785,490
Purchase consideration settled by cash	$6,210,520	$800,000